LONG-TERM DEBT - Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Jul. 27, 2022 CAD ($)	Mar. 14, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 10,005,000,000				$ 10,645,000,000
Less current portion loans and borrowings	(600,000,000)				(1,000,000,000)
Total non-current loans and borrowings	$ 9,405,000,000				9,645,000,000
Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.45%	1.45%
Senior unsecured credit facilities | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 2,858,000,000
Nominal interest rate	578.00%	578.00%
Carrying value	$ 768,000,000				907,000,000
Senior unsecured medium-term notes series 2 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	377.00%	377.00%
Carrying value	$ 0				450,000,000
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 447,000,000				447,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	481.00%	481.00%
Carrying value	$ 597,000,000				597,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	354.00%	354.00%
Carrying value	$ 449,000,000				449,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	424.00%	424.00%
Carrying value	$ 499,000,000				499,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	371.00%	371.00%
Carrying value	$ 602,000,000				602,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	299.00%	299.00%
Carrying value	$ 649,000,000				648,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000
Nominal interest rate	474.00%	474.00%
Carrying value	$ 543,000,000				542,000,000
Senior unsecured medium-term notes series 10
Disclosure of detailed information about borrowings [line items]
Authorized				$ 50,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	402.00%	402.00%
Carrying value	$ 658,000,000				660,000,000
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 800,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 839,000,000				841,000,000
Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	362.00%	362.00%
Carrying value	$ 653,000,000				654,000,000
Senior unsecured medium-term notes series 13 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 700,000,000
Nominal interest rate	454.00%	454.00%
Carrying value	$ 712,000,000				712,000,000
Senior unsecured medium-term notes series 14 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	256.00%	256.00%
Carrying value	$ 600,000,000				599,000,000
Senior unsecured medium-term notes series 15 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	331.00%	331.00%
Carrying value	$ 598,000,000				597,000,000
Senior unsecured medium-term notes series 16 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 400,000,000
Nominal interest rate	467.00%	467.00%
Carrying value	$ 397,000,000				397,000,000
Senior unsecured medium-term notes series 17 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	353.00%	353.00%
Carrying value	$ 497,000,000				497,000,000
Senior unsecured medium-term notes series 18 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	449.00%	449.00%
Carrying value	$ 497,000,000				497,000,000
Senior unsecured medium-term notes series 3A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	505.00%	505.00%
Carrying value	$ 0				50,000,000
Subordinated notes, series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	480.00%	480.00%
Carrying value	$ 595,000,000				$ 594,000,000
Revolving unsecured credit facility maturing in june 2027 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	1,500,000,000		$ 750,000,000
Revolving unsecured credit facility maturing in June 2026 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	1,000,000,000		$ 1,500,000,000
Operating facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 20,000,000
Non-revolving term loan facility maturing in May 2025 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250,000,000
Non-revolving term loan facility maturing in May 2025 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250,000,000				$ 250,000,000